Long-term debt - Information Per Loan 1 (Details) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($)	Jan. 30, 2019 USD ($)	Mar. 01, 2019 USD ($)	Mar. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	May 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Oct. 31, 2018 USD ($)	Nov. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
SEB Facility
Debt Instrument [Line Items]
Initiation date											Jan. 28, 2019
Maximum borrowing capacity											$ 71,420
Number of loan tranches											4
Vessels provided as collateral											The SEB Facility is secured by a first priority mortgage on the vessels Star Laetitia and Star Sienna.
SEB Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down		$ 32,825
Repayment period											6 years
Number of installments											24
Frequency of payments											quarterly
Balloon installment											$ 18,723
Expiration date											Jan. 31, 2025
SEB Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down		$ 32,825
Repayment period											6 years
Number of installments											24
Frequency of payments											quarterly
Balloon installment											$ 18,723
Expiration date											Jan. 31, 2025
SEB Facility | First Two Tranches
Debt Instrument [Line Items]
Line of credit facility, description											The first two tranches were used together with cash on hand to refinance the outstanding amounts under the lease agreements of the Star Laetitia and the Star Sienna.
SEB Facility | First Two Tranches | First 10 Quarters
Debt Instrument [Line Items]
Repayment installment											$ 677
SEB Facility | First Two Tranches | Remaining 14 Quarters
Debt Instrument [Line Items]
Repayment installment											524
SEB Facility | Tranche C
Debt Instrument [Line Items]
Amount drawn down								$ 1,260
SEB Facility | Tranche D
Debt Instrument [Line Items]
Maximum borrowing capacity											1,260
Remaining borrowing capacity											$ 1,260
SEB Facility | Remaining Two Tranches
Debt Instrument [Line Items]
Number of installments											12
Frequency of payments											quarterly
Line of credit facility, description											The remaining two tranches were used to finance the acquisition and installation of scrubber equipment for the vessels Star Laetitia and Star Sienna.
E SUN Facility
Debt Instrument [Line Items]
Initiation date											Jan. 31, 2019
Maximum borrowing capacity											$ 37,100
Amount drawn down			$ 37,100
Number of installments											20
Frequency of payments											quarterly
Repayment installment											$ 618
Balloon installment											$ 24,733
Expiration date											Mar. 31, 2024
Vessels provided as collateral											The E SUN Facility is secured by a first priority mortgage on the Star Ariadne.
Line of credit facility, description											The E SUN Facility was used to refinance the outstanding amount under the lease agreement of the Star Ariadne.
Atradius Facility
Debt Instrument [Line Items]
Initiation date											Feb. 28, 2019
Maximum borrowing capacity											$ 36,645
Number of vessels financed for scrubber equipment and installation											42
Number of installments											10
Frequency of payments											semi-annual
Repayment installment											$ 3,664
Vessels provided as collateral											The Atradius Facility is secured by second-priority mortgage on 22 vessels of our fleet.
Line of credit facility, description											The Atradius Facility is to be used to finance the acquisition and installation of scrubber equipment for 42 vessels.
Atradius Facility | Three Tranches
Debt Instrument [Line Items]
Amount drawn down											$ 33,311
Atradius Facility | Last Tranche | Subsequent Event
Debt Instrument [Line Items]
Amount drawn down	$ 3,331
ING $100,600 Facility
Debt Instrument [Line Items]
Initiation date											Mar. 28, 2019
Line of Credit Facility, Increase											$ 52,800
Number of loan tranches											4
Vessels provided as collateral											The ING $100,600 Facility is secured by a first priority mortgage on the vessels Peloreus, Leviathan, Star Magnanimus and Star Allessia.
ING $100,600 Facility | Tranche A
Debt Instrument [Line Items]
Amount drawn down				$ 32,100
Repayment period											7 years
Number of installments											28
Frequency of payments											quarterly
Repayment installment											$ 535
Balloon installment											$ 17,120
ING $100,600 Facility | Tranche B
Debt Instrument [Line Items]
Amount drawn down					$ 17,400
Repayment period											7 years
Number of installments											28
Frequency of payments											quarterly
Repayment installment											$ 311
Balloon installment											$ 8,700
ING $100,600 Facility | First Two Tranches
Debt Instrument [Line Items]
Line of credit facility, description											The first two tranches were used to refinance the outstanding amounts under the lease agreements of the Star Magnanimus and the Star Alessia.
ING $100,600 Facility | Tranche C
Debt Instrument [Line Items]
Amount drawn down						$ 1,400
Number of installments											16
Frequency of payments											quarterly
Repayment installment											$ 88
ING $100,600 Facility | Tranche D
Debt Instrument [Line Items]
Amount drawn down										$ 1,400
Number of installments											16
Frequency of payments											quarterly
Repayment installment											$ 88
ING $100,600 Facility | Remaining Two Tranches
Debt Instrument [Line Items]
Line of credit facility, description											The remaining two tranches were used to finance the acquisition and installation of scrubber equipment for the vessels Star Magnanimus and the Star Alessia.
ING $47,800 Facility
Debt Instrument [Line Items]
Maximum borrowing capacity											$ 47,800
ING $47,800 Facility | Tranche A
Debt Instrument [Line Items]
Proceeds from issuance of debt									$ 22,500
Number of installments											28
Frequency of payments											quarterly
Repayment installment											$ 469
Balloon installment											$ 9,375
ING $47,800 Facility | Tranche B
Debt Instrument [Line Items]
Proceeds from issuance of debt									$ 22,500
Number of installments											28
Frequency of payments											quarterly
Repayment installment											$ 469
Balloon installment											$ 9,375
ING $47,800 Facility | First Two Tranches
Debt Instrument [Line Items]
Line of credit facility, description											The first two tranches of ING $47,800 Facility were used to refinance the outstanding amount of Deutsche Bank $85,000 Facility.
ING $47,800 Facility | Tranche C
Debt Instrument [Line Items]
Amount drawn down							$ 1,400
Number of installments											16
Frequency of payments											quarterly
Repayment installment											$ 88
ING $47,800 Facility | Tranche D
Debt Instrument [Line Items]
Amount drawn down							$ 1,400
Number of installments											16
Frequency of payments											quarterly
Repayment installment											$ 88
ING $47,800 Facility | Remaining Two Tranches
Debt Instrument [Line Items]
Line of credit facility, description											The remaining two tranches of ING $47,800 Facility were used to finance the acquisition and installation of scrubber equipment for the vessels Peloreus and Leviathan.